Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Ivy Funds Variable Insurance Portfolios
Prospectus Date	rr_ProspectusDate	Apr. 30, 2012
Ivy Funds VIP Pathfinder Moderately Conservative
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ivy Funds VIP Pathfinder Moderately Conservative
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to provide total return consistent with a moderately conservative level of risk as compared to the other Ivy Funds VIP Pathfinder Portfolios.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses imposed under the variable life insurance policies and variable annuity contracts (collectively, Policies) through which this Portfolio is offered. See the Policy prospectus for a description of those fees and expenses.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio does not incur transaction costs, such as commissions, when it buys and sells shares of underlying Portfolios of the Ivy Funds Variable Insurance Portfolios (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the portfolio were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual portfolio operating expenses or in the example and would affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 18% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses ratio shown in this table does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Fund Fees and Expenses (Underlying Funds).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. This example does not reflect any fees and expenses imposed under the Policies.

		The example assumes that you invest $10,000 in the shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs are the same for each time period if you continue to hold your shares or if you redeem all your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions, your direct and indirect costs, combined, would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Ivy Funds VIP Pathfinder Moderately Conservative seeks to achieve its objective by allocating its assets among the asset classes below so that approximately 0-40% of the value of the Portfolio’s assets is in the bonds class, approximately 35-45% of the Portfolio’s assets is in the U.S. stocks class, approximately 15-55% of the Portfolio’s assets is in the short-term investments class, and approximately 10-20% of the Portfolio’s assets is in the international stocks class. The Portfolio’s allocation is principally weighted towards bond investments and short-term investments while including stock investments for long-term growth. Ivy Funds VIP Pathfinder Moderately Conservative implements this allocation by investing primarily in the Underlying Funds shown below. Ivy Funds VIP Pathfinder Moderately Conservative’s currently anticipated allocation ranges for each asset class, as well as the Portfolio’s target allocation of investments among some or all of the Underlying Funds, are summarized in the table below. Shorter-term allocations may vary from the target allocation.

Asset Class	Target Allocations
U.S. Stocks		35-45%
Ivy Funds VIP Dividend Opportunities	10-20%
Ivy Funds VIP Growth	5-15%
Ivy Funds VIP Mid Cap Growth	0-10%
Ivy Funds VIP Small Cap Growth	0-10%
Ivy Funds VIP Small Cap Value	0-10%
Ivy Funds VIP Value	0-10%
International Stocks		10-20%
Ivy Funds VIP International Core Equity	5-15%
Ivy Funds VIP International Growth	5-15%
Bonds		0-40%
Ivy Funds VIP Bond	0-40%
Ivy Funds VIP High Income	0-5%
Ivy Funds VIP Limited-Term Bond	0-10%
Short-Term Investments		15-55%
Ivy Funds VIP Money Market	15-55%
Total Allocation		100%

These allocations are projections only and may be changed by Waddell & Reed Investment Management Company (WRIMCO), the Portfolio's investment manager, from time to time. Actual allocations are not limited to the ranges shown and ranges may vary from those shown above. WRIMCO monitors Ivy Funds VIP Pathfinder Moderately Conservative's holdings and cash flow and will periodically adjust the Portfolio's asset allocation to realign it with the Portfolio's risk profile and investment strategies. WRIMCO evaluates Ivy Funds VIP Pathfinder Moderately Conservative's asset allocation on an ongoing basis in view of its risk profile and strategies. This means that allocation changes will be made as needed in the view of WRIMCO. WRIMCO applies a long-term investment horizon with respect to Ivy Funds VIP Pathfinder Moderately Conservative; therefore, allocation changes may not be made in response to short-term market conditions. The Portfolio does not intend to actively trade among the Underlying Funds, nor does it intend to attempt to capture short-term market opportunities.

By owning shares of the Underlying Funds, the Portfolio indirectly holds a diversified mixture of stocks of U.S. and, to a lesser extent, foreign companies that typically are large cap; the Portfolio also indirectly holds a mixture of investment grade corporate bonds, U.S. government securities and, to a lesser extent, a mixture of non-investment grade corporate bonds and money market instruments.

Ivy Funds VIP Pathfinder Moderately Conservative is intended for investors who have a lower tolerance for risk and whose primary goal is income, who have a shorter time horizon or who are willing to accept some amount of market volatility in exchange for greater potential income and growth.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment.

A variety of factors can affect the investment performance of the Portfolio and prevent it from achieving its objective. These include:
  Fund of Funds Risk. The ability of the Portfolio to meet its investment objective depends both on the allocation of its assets among the Underlying Funds and the ability of those funds to meet their respective investment objectives. The Portfolio’s share price will likely change daily based on the performance of the Underlying Funds in which it invests. In general, the Portfolio is subject to the same risks as those of the Underlying Funds it holds. Because the Portfolio is weighted towards Underlying Funds that invest in stocks, both U.S. and foreign, including mid cap and small cap stocks, as well as bonds and short-term instruments, the Portfolio is more subject to the risks associated with those investments.
  Equity Funds Risk. The Portfolio invests in equity funds, for which a principal risk is market risk, the chance that stock prices overall will decline over short or even long periods of time. This includes the risk that returns from the stock market segments in which the Portfolio is most heavily indirectly invested may underperform other asset classes, other market segments or the overall stock market.

  The values of certain types of stocks, such as stocks of small cap companies and foreign companies, may fluctuate more widely than others. The prices of small cap company stocks may be based, in part, on future expectations rather than current achievements.
  Bond Funds Risk. The principal risks that may be encountered by the Portfolio’s investments in bond funds are: bond prices overall may decline when interest rates rise (interest rate risk); a bond issuer may fail to pay interest and principal in a timely manner (credit risk); and a fixed-income security issuer may repay a higher yielding bond before its maturity date, during periods of falling interest rates (reinvestment risk).
  Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial and political considerations that may not be associated with the U.S. markets and that could affect the Portfolio’s performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse foreign tax consequences; and settlement delays. As well, the value of the Portfolio’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations.
  Investment Company Securities Risk. As a shareholder in an investment company, the Portfolio would bear its pro rata share of that investment company’s expenses, which could result in duplication of certain fees, including management and administrative fees.
  Management Risk. Portfolio performance is primarily dependent on WRIMCO’s skill in evaluating and managing the Portfolio’s holdings and the Portfolio may not perform as well as other similar mutual funds. Furthermore, WRIMCO may alter the asset allocation of the Portfolio at its discretion. A material change in the asset allocation could affect both the level of risk and the potential for gain or loss.
  Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Portfolio’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the net asset values (NAVs) of many mutual funds, including to some extent the Portfolio. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by the Portfolio. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Portfolio.
  Other Risks Applicable to a Fund of Funds Structure. There are other risks associated with a Fund of Funds structure. WRIMCO has the authority to select and replace Underlying Funds. WRIMCO is subject to a potential conflict of interest in doing so because WRIMCO serves as the investment manager to the Underlying Funds and the advisory fees paid by some of the Underlying Funds are higher than fees paid by other Underlying Funds. It is important to note, however, that WRIMCO has a fiduciary duty to the Portfolio and must act in the Portfolio’s best interests.
		Additional information about the risks of the Underlying Funds is provided in the Portfolio’s prospectus in their respective sections and in the section entitled “Additional Information about Principal Investment Strategies, Other Investments and Risks.”
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for the Portfolio. The table shows the average annual total returns for the Portfolio and also compares the performance with those of various indexes. The performance results do not reflect any Policy-related fees and expenses, which would reduce the performance results.

During the periods for which performance is shown, the Portfolio’s investment objective was to seek a high level of total return consistent with a moderately conservative level of risk as compared to the other Ivy Funds VIP Pathfinder Portfolios. Effective as of the date of this Prospectus, the Portfolio changed its investment objective to seeking to provide total return consistent with a moderately conservative level of risk as compared to the other Ivy Funds VIP Pathfinder Portfolios.

		The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please call 888.WADDELL for the Portfolio’s updated performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for the Portfolio. The table shows the average annual total returns for the Portfolio and also compares the performance with those of various indexes.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888.WADDELL
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Chart of Year-by-Year Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	In the period shown in the chart, the highest quarterly return was 8.25% (the third quarter of 2009) and the lowest quarterly return was -8.47% (the third quarter of 2011).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011
Ivy Funds VIP Pathfinder Moderately Conservative | Ivy Funds VIP Pathfinder Moderately Conservative
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Acquired Fund Fees and Expenses (Underlying Funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.89%	[1]
1 Year	rr_ExpenseExampleYear01	91
3 Years	rr_ExpenseExampleYear03	284
5 Years	rr_ExpenseExampleYear05	493
10 Years	rr_ExpenseExampleYear10	1,096
2009	rr_AnnualReturn2009	15.12%
2010	rr_AnnualReturn2010	10.97%
2011	rr_AnnualReturn2011	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.47%)
1 Year	rr_AverageAnnualReturnYear01	none
Life of Portfolio	rr_AverageAnnualReturnSinceInception	2.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 12, 2008
S&P 500 Index (reflects no deduction for fees, expenses or taxes) (Index comparison begins on February 29, 2008.) | Ivy Funds VIP Pathfinder Moderately Conservative
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
Life of Portfolio	rr_AverageAnnualReturnSinceInception	0.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 29, 2008
Citigroup Broad Investment-Grade Index (reflects no deduction for fees, expenses or taxes) (Index comparison begins on February 29, 2008.) | Ivy Funds VIP Pathfinder Moderately Conservative
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.85%
Life of Portfolio	rr_AverageAnnualReturnSinceInception	6.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 29, 2008
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) | Ivy Funds VIP Pathfinder Moderately Conservative
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%	[2]
Life of Portfolio	rr_AverageAnnualReturnSinceInception	6.17%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 29, 2008	[2]
Citigroup Short-Term Index for 1 Month Certificates of Deposit (reflects no deduction for fees, expenses or taxes) (Index comparison begins on February 29, 2008.) | Ivy Funds VIP Pathfinder Moderately Conservative

Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.21%
Life of Portfolio	rr_AverageAnnualReturnSinceInception	0.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 29, 2008
Barclays Capital U.S. Treasury Bills: 1-3 Month Index (reflects no deduction for fees, expenses or taxes) | Ivy Funds VIP Pathfinder Moderately Conservative
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.07%	[3]
Life of Portfolio	rr_AverageAnnualReturnSinceInception	0.42%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 29, 2008	[3]

[1]	The Total Annual Portfolio Operating Expenses ratio shown in this table does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Fund Fees and Expenses (Underlying Funds).
[2]	(The Portfolio's benchmark changed from Citigroup Broad Investment-Grade Index, effective March 2012. WRIMCO believes that the Barclays Capital U.S. Aggregate Bond Index provides a better benchmark for the Portfolio in light of the types of securities in which the Portfolio invests. Both indexes will be presented in this year's prospectus for comparison purposes.)
[3]	(The Portfolio's benchmark changed from Citigroup Short-Term Index for 1 Month Certificates of Deposit, effective March 2012. WRIMCO believes that the Barclays Capital U.S. Treasury Bills: 1-3 Month Index provides a better benchmark for the Portfolio in light of the types of securities in which the Portfolio invests. Both indexes will be presented in this year's prospectus for comparison purposes.)